BUSINESS COMBINATION (Tables)	12 Months Ended
Dec. 31, 2017
Chui Holding S.A.
BUSINESS COMBINATION
Schedule of measurement of the value of the minority interest was due to the proportion of participation in the Company's fair value

12/28/2017
Estimated fair value of prior interest before business combination	192,315
(+) Advances for capital increase	207,124
(+) Share swap	(93,305)
Estimated fair value at the time of acquisition (78%)	306,134

Minority interest (22%)	86,345

Total amount of the investment	392,479

Recgonzied amounts of identifiable assets acquired and liabilities assumed
Cash and cash equivalents	61,103
Accounts receivables	10,892
Other accounts receivables	595
Tied Funds	255
Intangible assets	17,062
PP&E	664,997
Loans and Financing	17,380
Accounts payable to suppliers	(327,528)
Tax Obligations	(1,946)
Other accoutns payable	(2,868)
Other	(47,463)

Total idenfiable net assets	392,479

SANTA VITORIA
BUSINESS COMBINATION
Schedule of measurement of the value of the minority interest was due to the proportion of participation in the Company's fair value

12/28/2017
Estimated fair value of prior interest before business combination	167,045
(+) Advances for capital increase	192,443
(+) Share swap	182,079
(+) Advantageous purchase	33,335
Estimated fair value at the time of acquisition (78%)	574,902

Minority interest (22%)	162,152

Total amount of the investment	737,054

Recgonzied amounts of identifiable assets acquired and liabilities assumed
Cash and cash equivalents	145,618
Accounts receivables	31,515
Recoverable taxes	1,780
Other accounts receivables	954
Tied Funds	61,634
Intangible assets	51,970
PP&E	1,662,943
Loans and Financing	(943,751)
Accounts payable to suppliers	(35,708)
Debentures	(114,928)
Tax Obligations	(8,043)
Other accoutns payable	(116,931)

Total idenfiable net assets	737,053

LIVRAMENTO
BUSINESS COMBINATION
Schedule of measurement of the value of the minority interest was due to the proportion of participation in the Company's fair value

12/28/2017
Estimated fair value of prior interest before business combination	24,355
(+) Advances for capital increase	6,126
(+) Share swap	1,717
Estimated fair value at the time of acquisition (78%)	32,197

Minority interest (22%)	9,081

Total amount of the investment	41,279

Recgonzied amounts of identifiable assets acquired and liabilities assumed
Cash and cash equivalents	4,319
Accounts receivables	1,809
Recoverable taxes	2,974
Other accounts receivables	80
Tied Funds	3,028
PP&E	151,221
Loans and Financing	(42,059)
Accounts payable to suppliers	(7,233)
Tax Obligations	(2,923)
Other accoutns payable	(69,937)

Total idenfiable net assets	41,279